Other Liabilities, Provisions, Contingencies and Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Sundry creditors			$ 23,370	$ 18,540
Derivative financial instruments (see Note 21)			328	738
Other tax payable			13,380	11,106
Other			91	108
Total	$ 1,782		37,169	30,492
Debt with former shareholders			1,190	1,116
Debt with former shareholders			1,514	1,578
Other			695	1,923
Total			$ 3,399	$ 4,617

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4